Cover page	Oct. 01, 2021	Jul. 21, 2021
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	GLOBE LIFE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08052
Entity Tax Identification Number	63-0780404
Entity Address, Address Line One	3700 South Stonebridge Drive
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070
City Area Code	972
Local Phone Number	569-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0000320335
Amendment Flag		false
Common Stock, $1.00 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	GL
Security Exchange Name	NYSE
4.250% Junior Subordinated Debentures
Entity Listings [Line Items]
Title of 12(b) Security	4.250% Junior Subordinated Debentures
Trading Symbol	GL PRD
Security Exchange Name	NYSE